Related Party Transactions and Balances (Details) - Schedule of Amounts Due to Related Party - Related Party [Member] - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Amounts due to a related party
Amounts due to a related party	$ 6,187	$ 20,210
Zhen Fan [Member]
Amounts due to a related party
Amounts due to a related party	$ 6,187	$ 20,210